Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

Leases

On July 2, 2024, the Company entered into a new operating lease (the “Woburn Lease”) of office space in Woburn, Massachusetts (the “Woburn Premises”) for a term of five years and two months, commencing on September 1, 2024, and terminating on October 30, 2029. The Company has a one-time option to extend the term of the Woburn Lease for one additional term of five years, provided that the Company is not in arrears in any payment of rent, the payment of any outstanding invoice, or otherwise in default. On June 28, 2024, the Company exercised a termination option included in the lease agreement of its former office space in Lexington, Massachusetts, and terminated the lease effective August 31, 2024.

Right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. The Company used the interest rate of 8% stated in the lease agreement to discount its real estate lease liabilities.

There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. There was no sublease rental income for the six months ended June 30, 2025, and the Company is not the lessor in any lease arrangement, and there were no related-party lease agreements.

Lease Costs

The table below presents certain information related to the lease costs for the Company’s operating lease for the six months ended June 30, 2025:

Operating lease expense	$41,061
Short-term lease expense	—
Total lease cost	$41,061

Lease Position as of June 30, 2025

Right-of-use lease assets and lease liabilities for the Company’s operating lease as of June 30, 2025 were recorded in the balance sheet as follows:

Assets
Operating lease right-of-use assets	$299,001
Total lease assets	$299,001

Liabilities
Current liabilities:
Operating lease liability – current portion	$46,982
Non-current liabilities:
Operating lease liability – net of current portion	240,903
Total lease liability	$287,885

Lease Terms and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating lease as of June 30, 2025:

Weighted average remaining lease term (in years) – operating lease	4.33
Weighted average discount rate – operating lease	8.00%

Undiscounted Cash Flows

Future lease payments included in the measurement of lease liabilities on the balance sheet are as follows:

2025 (excluding the six months ended June 30, 2025)	$30,306
2026	76,372
2027	80,190
2028	84,200
Thereafter	73,675
Total future minimum lease payments	344,743
Less effect of discounting	(56,858)
Present value of future minimum lease payments	$287,885

Rent expense for the three months ended June 30, 2025 and 2024 amounted to $20,531 and $48,382, respectively. Rent expense for the six months ended June 30, 2025 and 2024 amounted to $41,061 and $91,632, respectively.

Cash Flows

Supplemental cash flow information related to the operating lease for the six months ended June 30, 2025 was as follows:

Non-cash operating lease expense (operating cash flow)	$28,976
Change in operating lease liabilities (operating cash flow)	$(24,282)

Sales Tax Payable

The majority of the Company’s customers are researchers, universities, hospitals, and not-for-profit entities that were believed by the Company to have a sales and use tax exemption that generally excludes them from paying sales taxes. The main types of specimens the Company sells are blood, blood plasma, human tissue, human parts, and human bodily fluids and only a few of these products are typically not taxable in some states regardless of the buyer’s tax exemption status. The Company historically has not collected sales tax in states where it had sales. Had the Company contemporaneously collected and remitted sales tax for all customers and in all jurisdictions where it would have been required, there would have been no material impact on the Company’s unaudited condensed financial statements.

As a result of an entity-wide risk assessment process that commenced in the second quarter of 2023, the Company engaged external tax consultant advisors to complement internal resources and efforts to provide support in assessing the appropriate sales tax treatment associated with the Company’s products for all prior years in which the Company had generated revenue, to assist with the facilitation and tracking of Voluntary Disclosure Agreements (“VDAs”) in jurisdictions where a potential tax liability may exist and to assist with the implementation of a sales tax software platform solution for the calculation, communication, collection, and remittance of sales tax for all non-exempt future sales.

From the Company’s inception through the filing date of this Quarterly Report, the Company now believes that an obligation to collect and remit sales tax existed for certain of its sales of products to certain of its customers. The Company has analyzed its product sales, on an invoice-by-invoice and customer-by-customer basis, to determine which products are subject to sales tax in each jurisdiction, and determining which of its customers are exempt from sales tax, and which customers who were not exempt from sales tax have already paid compensating use tax to the appropriate jurisdiction. Part of this process includes requesting and obtaining exemption letters or representations from its customers or proof of payment of their compensating use tax. As the Company continues to make progress on this project, certain customers have notified the Company that they are not exempt from the payment of sales tax and have not remitted use tax and the Company has started to invoice such customers for past sales tax due.

In 2023, the Company established and accrued a reliable point estimate with a maximum potential of the sales tax liability of approximately $707,000 and the related interests and penalties of approximately $215,000 in accrued expenses on the balance sheet. The estimated liability represents the estimated tax liability for sales made to customers who have notified the Company that they are not exempt from sales taxes and customers who have not responded to Company’s request to provide a sales exemption letter. As of December 31, 2023, the Company had also recovered approximately $359,000 of prior taxes from certain customers who do not have a sales tax exemption. During the year ended December 31, 2023, the Company recognized a loss of approximately $564,000 in its statement of operations and comprehensive loss related to the sales tax liability. The Company continued to pursue nonresponsive customers with the expectation that over time, further exemption letters or representations will be received that will reduce the liability.

During the year ended December 31, 2024, the Company received additional sales tax exemption letters or representations from customers. In addition to this, the Company received confirmation from certain tax jurisdictions in which it had previously accrued a potential tax liability that its specimens are exempt from tax in those jurisdictions, therefore, the Company reversed the accrued liability associated with those jurisdictions. The Company also registered in certain states and commenced the filing and remittance of sales taxes. These factors contributed to the reduction of the sales tax liability to approximately $405,000 and the related interests and penalties to approximately $119,000 as of December 31, 2024. During the year ended December 31, 2024, the Company had recovered approximately $512,000 of prior taxes from certain customers who do not have a sales tax exemption. The Company commenced VDA filings with certain tax jurisdictions in the year ended December 31, 2024, during which it started remitting its sales tax obligations.

During the six months ended June 30, 2025, the Company received additional sales tax certificates from customers. As of June 30, 2025, the Company has a sales tax liability of approximately $273,000 and the related interests and penalties to approximately $69,000.

As of June 30, 2025, the Company had recovered approximately $530,000 of prior taxes from certain customers who do not have a sales tax exemption. The Company did not recognize any additional loss in its statement of operations and comprehensive loss related to the sales tax liability during the six months ended June 30, 2025.

Legal Proceedings

From time to time the Company is involved in litigation, claims, and other proceedings arising in the ordinary course of business. Such litigation and other proceedings may include, but are not limited to, actions relating to employment law and misclassification, intellectual property, commercial or contractual claims, or other consumer protection statutes. Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. As of June 30, 2025, there were legal disputes filed against the Company.

Resignation of Chief Information Officer and Filing of Demand for Arbitration

On July 25, 2024, Benjamin Bielak, the Company’s Chief Information Officer, until his resignation on July 14, 2024, initiated a Demand for Arbitration against the Company with the American Arbitration Association, pursuant to the dispute resolution provisions contained in Mr. Bielak’s employment agreement. The terms and conditions of Mr. Bielak’s employment with the Company were governed by his employment agreement.

In his Demand for Arbitration, Mr. Bielak claims that the Company failed to provide him with certain bonus payments allegedly due to him for work performed in 2023 and 2024. Mr. Bielak also claims that the Company failed to provide him with severance payments allegedly due pursuant to the provisions of his employment agreement. The total amount of Mr. Bielak’s claim for alleged damages is $586,800 plus attorneys’ fees and interest.

During the six months ended June 30, 2025, the Company settled this legal matter and the parties agreed to a $215,000 settlement pursuant to a settlement agreement executed on January 30, 2025.

Azenta US, Inc. (“Azenta”)

On or around January 15, 2025, Azemta initiated a claim against the Company for $651,262 arising from a breach of contract, and unjust enrichment basis amongst other things. The Company believes that Azenta’s claims are without legal or factual basis, and intends to vigorously defend these claims. The matter is currently in the discovery phase, with the parties having exchanged written discovery.

EGS- Ellenoff Grossman & Schole LLP (“EGS”)

On or around November 14, 2024, EGS initiated a claim against the Company for $425,684 arising from a breach of contract, and compensation on a quantum meirut basis amongst other things. The Company believes that EGS’ claims are without legal or factual basis, and intends to vigorously defend these claims. As of current, the Company is engaged in the process of settlement discussions with EGS.

Settlement Agreement with Focus Technology Solutions, LLC

On December 9, 2024, Focus Technologies, Inc. (“Focus”) filed a complaint against the Company in the Superior Court of Suffolk County, Massachusetts, alleging non-payment under agreements dated July 29, 2022, related to the provision of information technology services. Focus is seeking approximately $489,572 in damages, plus interest and attorneys’ fees. Following the filing, Focus disabled the Company’s web-based commerce platform on January 24, 2025, resulting in a shutdown of the iSpecimen Marketplace from January 25, 2025, through February 12, 2025.

To restore service, the parties entered into a settlement agreement on February 11, 2025 (the “Settlement Agreement”), under which the Company agreed to pay $500,000 in nine monthly installments in exchange for the restoration of its platform. The Company made an initial payment of $50,000 on February 12, 2025. However, Focus failed to fully restore the platform, requiring the Company to engage a third-party developer to complete the work in early March 2025. On February 28, 2025, the Company notified Focus that it was in breach of the Settlement Agreement and has since withheld further payments.

Focus has sought to amend its complaint to enforce the Settlement Agreement and has requested pre-judgment security in the amount of $450,000. The Company is opposing these efforts and intends to assert counterclaims against Focus for consequential damages arising from the service disruption and failure to perform under the agreements. While the outcome of this matter cannot be predicted with certainty, the Company does not believe that this litigation will have a material adverse effect on its business, financial condition, or results of operations at this time.

On April 10, 2025, the Court partially granted Focus’ Motion for Pre-Judgment Security. The Company is required to open a dedicated bank account by April 20, 2025 and deposit 15% of revenue starting one month after the account opening up to $420,000. The Company will continue to seek relief from the pre-judgment security, and its counterclaim against Focus is still pending, which could ultimately exceed the value of Focus’ claims.

9.	COMMITMENTS AND CONTINGENCIES

Leases

On July 2, 2024, the Company entered into a new operating lease (the “Woburn Lease”) of office space in Woburn, Massachusetts (the “Woburn Premises”) for a term of five years and two months, commencing on September 1, 2024, and terminating on October 30, 2029. The Company has a one-time option to extend the term of the Woburn Lease for one additional term of five years, provided that the Company is not in arrears in any payment of rent, the payment of any outstanding invoice, or otherwise in default. On June 28, 2024, the Company exercised a termination option included in the lease agreement of its former office space in Lexington, Massachusetts, and terminated the lease effective August 31, 2024.

Right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. The Company used the interest rate of 8% stated in the lease agreement to discount its real estate lease liabilities.

There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. There was no sublease rental income for the year ended December 31, 2024, and the Company is not the lessor in any lease arrangement, and there were no related-party lease agreements.

Lease Costs

The table below presents certain information related to the lease costs for the Company’s operating lease for year ended December 31, 2024:

Operating lease expense	$140,630
Short-term lease expense	—
Total lease cost	$140,630

Lease Position as of December 31, 2024

Right-of-use lease assets and lease liabilities for the Company’s operating lease were recorded in the balance sheet as follows:

Assets
Operating lease right-of-use assets	$327,977
Total lease assets	$327,977

Liabilities
Current liabilities:
Operating lease liability – current portion	$43,369
Non-current liabilities:
Operating lease liability – net of current portion	268,798
Total lease liability	$312,167

Lease Terms and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating lease as of December 31, 2024:

Weighted average remaining lease term (in years) – operating lease	4.83
Weighted average discount rate – operating lease	8%

Undiscounted Cash Flows

Future lease payments included in the measurement of lease liabilities on the balance sheet are as follows:

2025	$66,674
2026	76,372
2027	80,190
2028	157,875
Total future minimum lease payments	381,111
Less effect of discounting	(68,944)
Present value of future minimum lease payments	$312,167

Rent expense for the years ended December 31, 2024 and 2023 amounted to $156,591 and $168,986, respectively.

Cash Flows

Supplemental cash flow information related to operating lease for the year ended December 31, 2024 was as follows:

Non-cash operating lease expense (operating cash flow)	$127,006
Change in operating lease liabilities (operating cash flow)	$(120,203)
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right-of-use assets	$312,167

Sales Tax Payable

The majority of the Company’s customers are researchers, universities, hospitals, and not-for-profit entities that were believed by the Company to have a sales and use tax exemption that generally excludes them from paying sales taxes. The main types of specimens the Company sells are blood, blood plasma, human tissue, human parts, and human bodily fluids and only a few of these products are typically not taxable in some states regardless of the buyer’s tax exemption status. The Company historically has not collected sales tax in states where it had sales. Had the Company contemporaneously collected and remitted sales tax for all customers and in all jurisdictions where it would have been required, there would have been no material impact on the Company’s audited financial statements.

As a result of an entity-wide risk assessment process that commenced in the second quarter of 2023, the Company engaged external tax consultant advisors to complement internal resources and efforts to provide support in assessing the appropriate sales tax treatment associated with the Company’s products for all prior years in which the Company had generated revenue, to assist with the facilitation and tracking of Voluntary Disclosure Agreements (“VDAs”) in jurisdictions where a potential tax liability may exist and to assist with the implementation of a sales tax software platform solution for the calculation, communication, collection, and remittance of sales tax for all non-exempt future sales.

From the Company’s inception through the filing date of this Annual Report, the Company now believes that an obligation to collect and remit sales tax existed for certain of its sales of products to certain of its customers. The Company has analyzed its product sales, on an invoice-by-invoice and customer-by-customer basis, to determine which products are subject to sales tax in each jurisdiction, and determining which of its customers are exempt from sales tax, and which customers who were not exempt from sales tax have already paid compensating use tax to the appropriate jurisdiction. Part of this process includes requesting and obtaining exemption letters or representations from its customers or proof of payment of their compensating use tax. As the Company continues to make progress on this project, certain customers have notified the Company that they are not exempt from the payment of sales tax and have not remitted use tax and the Company has started to invoice such customers for past sales tax due.

As of December 31, 2023, the Company had established and accrued a reliable point estimate with a maximum potential of the sales tax liability of approximately $707,000 and the related interests and penalties of approximately $215,000 in accrued expenses on the balance sheet. The estimated liability represents the estimated tax liability for sales made to customers who have notified the Company that they are not exempt from sales taxes and customers who have not responded to Company’s request to provide a sales exemption letter. As of December 31, 2023, the Company had also recovered approximately $359,000 of prior taxes from certain customers who do not have a sales tax exemption. During the year ended December 31, 2023, the Company recognized a loss of approximately $564,000 in its statement of operations and comprehensive loss related to the sales tax liability. The Company continued to pursue nonresponsive customers with the expectation that over time, further exemption letters or representations will be received that will reduce the liability.

In the year ended December 31, 2024, the Company received additional sales tax exemption letters or representations from customers. In addition to this, the Company received confirmation from certain tax jurisdictions in which it had previously accrued a potential tax liability that its specimens are exempt from tax in those jurisdictions, therefore, the Company reversed the accrued liability associated with those jurisdictions. The Company also registered in certain states and commenced the filing and remittance of sales taxes. These factors contributed to the reduction of the sales tax liability to approximately $405,000 and the related interests and penalties to approximately $119,000 as of December 31, 2024.

As of December 31, 2024, the Company had recovered approximately $512,000 of prior taxes from certain customers who do not have a sales tax exemption. The Company did not recognize any additional loss in its statement of operations and comprehensive loss related to the sales tax liability during the year ended December 31, 2024. The Company commenced VDA filings with certain tax jurisdictions in the year ended December 31, 2024, during which it started remitting its sales tax obligations.

Legal Proceedings

From time to time the Company is involved in litigation, claims, and other proceedings arising in the ordinary course of business. Such litigation and other proceedings may include, but are not limited to, actions relating to employment law and misclassification, intellectual property, commercial or contractual claims, or other consumer protection statutes. Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. As of December 31, 2024, there was a legal dispute filed against the Company.

Resignation of Chief Information Officer and Filing of Demand for Arbitration

On July 25, 2024, Benjamin Bielak, the Company’s Chief Information Officer, until his resignation on July 14, 2024, initiated a Demand for Arbitration against the Company with the American Arbitration Association, pursuant to the dispute resolution provisions contained in Mr. Bielak’s employment agreement. The terms and conditions of Mr. Bielak’s employment with the Company were governed by his employment agreement.

In his Demand for Arbitration Mr. Bielak claims that the Company failed to provide him with certain bonus payments allegedly due to him for work performed in 2023 and 2024. Mr. Bielak also claims that the Company failed to provide him with severance payments allegedly due pursuant to the provisions of his employment agreement. The total amount of Mr. Bielak’s claim for alleged damages is $586,800 plus attorneys’ fees and interest.

Subsequent to the year ended December 31, 2024, the Company settled this legal matter and the parties agreed to a $215,000 settlement pursuant to a settlement agreement executed on January 30, 2025 (Note 14).

Settlement Agreement with Focus Technology Solutions, LLC (“Focus”)

On December 9, 2024, Focus Technologies, Inc. (“Focus”) filed a complaint against the Company in the Superior Court of Suffolk County, Massachusetts, alleging non-payment under agreements dated July 29, 2022, related to the provision of information technology services. Focus is seeking approximately $489,572 in damages, plus interest and attorneys’ fees. Following the filing, Focus disabled the Company’s web-based commerce platform on January 24, 2025, resulting in a shutdown of the iSpecimen Marketplace from January 25, 2025, through February 12, 2025.

To restore service, the parties entered into a settlement agreement on February 11, 2025 (the “Settlement Agreement”), under which the Company agreed to pay $500,000 in nine monthly installments in exchange for the restoration of its platform. The Company made an initial payment of $50,000 on February 12, 2025. However, Focus failed to fully restore the platform, requiring the Company to engage a third-party developer to complete the work in early March 2025. On February 28, 2025, the Company notified Focus that it was in breach of the Settlement Agreement and has since withheld further payments.

Focus has sought to amend its complaint to enforce the Settlement Agreement and has requested pre-judgment security in the amount of $450,000. The Company is opposing these efforts and intends to assert counterclaims against Focus for consequential damages arising from the service disruption and failure to perform under the agreements. While the outcome of this matter cannot be predicted with certainty, the Company does not believe that this litigation will have a material adverse effect on its business, financial condition, or results of operations at this time.

On April 10, the Court partially granted Focus’ Motion for Pre-Judgment Security. The Company is required to open a dedicated bank account by April 20, 2025 and deposit 15% of revenue starting one month after the account opening up to $420,000. The Company will continue to seek relief from the pre-judgment security, and its counterclaim against Focus is still pending, which could ultimately exceed the value of Focus’ claims.